GENERAL INFORMATION	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
GENERAL INFORMATION

NOTE 1 – GENERAL INFORMATION

A)	General

Pulsenmore Ltd. (separately and collectively referred to with its wholly-owned subsidiaries as the “Company” or “Pulsenmore”) is an Israeli-based company, incorporated in Israel, and commenced its operations on October 27, 2014. The Company’s registered office is located at 8 Omarim Street, Omer, Israel.

In March 2022, the Company established a wholly owned subsidiary, Pulsenmore Americas LLC (hereinafter – the “U.S. Subsidiary”), located in Boston, USA. The U.S. Subsidiary was incorporated under Delaware state law and began operations on March 10, 2022.

In February 2023, the Company established a wholly owned subsidiary, Pulsenmore Korea (hereinafter – the “Korean Subsidiary”), located in Seongnam, South Korea. On December 31 2025, the Korean Subsidiary commenced a process of gradual shutdown over a period of five years which will lead to dissolution at the end of that period.

As of December 31, 2025, the Company operates in a one operating segment, focusing on the research, development, manufacturing, and global marketing of innovative technological solutions, specifically portable ultrasound devices for home use. These devices enable remote physical examinations and monitoring via telemedicine technology. The Company develops and sells miniaturized ultrasound systems.

The Company’s shares are traded on Tel-Aviv Stock Exchange (TASE) since 2021. In addition, On January 21, 2026, the Company completed registration on the Nasdaq and became a dual-listed company.

On August 26, 2025, the Company received from a European certification body an EU Quality Management System Certificate for Regulation (CE MDR), valid until August 19, 2030.

On December 8, 2024, the Company completed the preparation of its application for the marketing approval of the ES product in the United States. The application was submitted to the U.S. FDA for approval under the De-Novo pathway. The submission includes the results of clinical trials conducted in the U.S., along with additional supporting data, including results from further trials, safety data, and laboratory technical assessments. On October 31, 2025, the Company received approval to market the Company’s home ultrasound product from the U.S. Food and Drug Administration (FDA).

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 – GENERAL INFORMATION (cont.)

B)	Reverse share split

Following the approval of the Company’s Board of Directors on April 3, 2025 and the Company’s General Shareholders meeting approval on May 20, 2025, the Company’s Board of Directors approved on December 18, 2025, a 1-for-8 reverse share split of the Company’s ordinary shares. Every eight ordinary shares, par value NIS 0.00004 each will be consolidated to one ordinary share, par value NIS 0.00032 each. In addition, the number of shares resulting from the exercise of the options will also be adjusted, in which the number of options will be decreased in the same proportion, and the exercise price of the options will be multiplied by the consolidated conversion ratio (without changing the total exercise price of all securities allocated). On December 28, 2025, the reverse share split became effective. The reverse share split is not considered a change in the rights attached to the Company’s ordinary shares. Unless otherwise indicated herein, all references made to share or per share amounts in these consolidated financial statements (including the notes to the financial statements), have been retroactively adjusted to reflect the reverse share split, and loss per share figures have been retroactively restated accordingly.

C)	War in Israel

In October 2023, Israel was attacked by Hamas, a terrorist organization and entered a state of war. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. In response to ongoing Iranian aggression and support of proxy attacks against Israel, on June 12, 2025, Israel conducted a series of preemptive defensive air strikes in Iran targeting Iran’s nuclear program and military commanders. On June 24, 2025, a ceasefire with Iran was reached. On October 9, 2025, Israel, Hamas, the United States and other countries in the region agreed to a framework for a ceasefire in Gaza between Israel and Hamas. While that ceasefire has been mostly maintained, in late February 2026, Israel and the United States preemptively attacked Iran. As part of this conflict, Iran and Hezbollah have launched missile attacks throughout Israel. As a result, the Israeli government imposed restrictions on opening of non-essential places of business and announced recruitment of military reserves.

The Company considered the impact of the war and determined that there were no material adverse impacts on the consolidated financial statements, including related significant estimates made by management, for the period ended December 31, 2025.

However, at this time, it is not possible to predict the intensity or duration of the war, nor can the Company predict how this war will ultimately affect Israel’s economy in general. The Company continues to monitor the situation closely and examine the potential disruptions that could adversely affect its operations.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 – GENERAL INFORMATION (cont.)

D)	Impact of inflation, interest rate and foreign exchange rate throughout 2025

During 2025, Inflation and interest rates have decreased in Israel and globally. The Bank of Israel decreased the interest rate from 4.75% at the beginning of the year to 4.25% as of December 31, 2025. The Company also periodically reviews its investment policy in light of changes in interest rates both domestically and internationally. As of the date of these financial statements, the Company is in the opinion that the continued decline in inflation and interest rates will not have a material impact on its financial position. The global macroeconomic factors impacting the Company’s financial results most significantly during the year ended December 31, 2025 were currency exchange rates and protectionist trade policies. The devaluation of the U.S. dollar relative to the New Israeli Shekel (“NIS”) had an adverse impact on the Company’s results of operations for the year, due to the increase in the U.S. dollar value of our NIS-denominated expenses in our Israeli location.

E)	Approval of consolidated financial statements

These consolidated financial statements were authorized for issuance by the board of directors on March 26, 2026.